Exhibit 3

Part III: Manner of Operation * * * * * Item 5: Means of Entry a. Does the NMS Stock ATS permit orders and trading interest to be entered directly into the ATS (e.g., via Financial Information eXchange (“FIX”) protocol, Binary)? Yes X No If yes, explain the protocol that can be used to directly enter orders and trading interest into the ATS. Participants can access the BIDS ATS directly using version 4.2 of the FIX protocol through a dedicated point of entry, or “gateway,” that is part of the BIDS ATS. Through these FIX connections, Participants can send their algorithmic flow, route client orders, or submit manual Firm orders, Conditionals, and AIOIs using front-end interfaces to the BIDS ATS. * * * * * Item 11: Trading Services, Facilities and Rules * * * * * c. Explain the established, non-discretionary rules and procedures of the NMS Stock ATS, including order interaction rules for the priority, pricing methodologies, allocation, matching, and execution of orders and trading interest, and other procedures governing trading, such as price improvement functionality, price protection mechanisms, short sales, locked-crossed markets, the handling of execution errors, and the time-stamping of orders and executions. The BIDS ATS matches Firm orders and Conditionals based on the pricing methodologies, Firm order and Conditional attributes, and priority rules set forth below. AIOIs are bi-laterally negotiated and neither the AIOI message nor the response interact with other Firm orders or Conditionals in the BIDS ATS order book. AIOI acceptances only interact with the initiating AIOI message. Continuous Matching Open Firm orders and Conditionals that are already entered into the BIDS ATS are referred to as “passive.” A new Firm order or Conditional entering the BIDS ATS book that is matchable against one or more of those passive Firm orders or Conditionals is called “aggressive.” The fill priority in the BIDS ATS is determined by the aggressive Firm order or Conditional.

Traders may select “price/volume/time” or “volume/price/time” fill priorities with the default as price/volume/time. Where the fill priority of the aggressive Firm order or Conditional is “price/volume/time”, the matching sequence is the best price, and then volume and then time, except that a Sponsored Firm’s passive Firm order or Conditional will have priority in the matching sequence over Subscribers’ passive Firm orders or Conditionals at the same price. If the fill priority of the aggressive Firm order or Conditional is “volume/price/time”, then the matching sequence is highest volume, and then price and then time. In all cases, the fill priorities of the passive Firm orders or Conditionals are not taken into consideration. As discussed below and in Part III, Item 7, certain Firm orders and Conditionals may use Intra-firm Priority to designate a specified source as part of its priority designation. Aggressive Firm orders and Conditionals engage in the following matching sequences: 1. A Firm order goes through: (i) the automatching cycle, then (ii) the invitation cycle. a. The automatching cycle compares the aggressive Firm order with passive Firm orders. b. The invitation cycle compares the Firm order with passive Conditionals, which require an invitation and firm-up for execution. 2. A Conditional only goes through the invitation cycle. a. The invitation cycle compares the Conditional with passive Firm orders as well as Conditionals. Following an automatch, a Firm order that has remaining unexecuted volume that is greater than the Firm order’s minimum volume setting will remain eligible for execution at that remaining volume with the original minimum volume. Otherwise, the BIDS ATS will set the minimum volume to the unexecuted volume or cancel the Firm order, based on the default setting established by the Trader. At any time that a Firm order or Conditional (or the portion of its volume) is tied to an invitation, the volume tied to the invitation is committed to the intended contra. As a result, that Firm order or Conditional (or the portion of its volume that is committed) is not eligible to trade/interact with other contras while the invitation is active. For example, a Firm order that has an outstanding invitation to a Conditional cannot automatch with another contra Firm order that is placed in the BIDS ATS while the invitation is pending. Any Firm orders or Conditionals not subject to an outstanding invitation continue to be available for the matching and trading process. Invitations and trades can also occur between two resting Firm orders or Conditionals. For example, a Firm order to buy and a Firm order to sell can be resting on the BIDS ATS order book with pricing terms that would match at a price outside of the current NBBO, but these two Firm orders are not permitted to match on the BIDS ATS because they are outside the NBBO. If the NBBO subsequently moves to a level that would permit the two Firm orders to match, then a trade can occur. In this case, there was no “aggressive” Firm order, and the BIDS ATS performs the same trading and invitation process as for Opening and Re-opening. Dual Conditional Treatment As discussed in Part III, Item 9, the BIDS ATS supports “Dual Conditionals” in its matching process. Where a Dual Conditional has aggressive status, it goes through the invitation cycle once using its AFU terms. If it is not involved in an invitation, the Dual Conditional will go through the cycles a second time, using its RFU terms. If a Dual Conditional is passive, its priority relative to other passive Firm orders and Conditionals is dictated by its AFU terms. Once it is selected to interact with the aggressive Firm order or Conditional but fails to create an invitation, it is re-prioritized against the remaining passive Firm orders and Conditionals using its RFU terms and has the chance to interact with the same aggressive Firm order or Conditional a second time. NBBO Validation The BIDS ATS screens the NBBO immediately prior to allowing the trading and/or invitation cycles to proceed for the following: 1. Crossed market - if the NBBO is crossed, then the BIDS ATS does not permit executions or invitations in the symbol. 2. Locked market - if the NBBO is locked, then the BIDS ATS will not (i) execute a trade if a Trader on either side of the potential trade has disabled trading at locked markets or (ii) create invitations. Traders have the option of setting their trading preference to prohibit trading in locked markets. 3. Wide spread - if the spread of the SIP NBBO exceeds the pre-set maximum spread permitted by the BIDS ATS, no trading nor invitation will occur. BIDS establishes a maximum spread that applies to all securities eligible to trade on the BIDS ATS. BIDS may adjust the permitted maximum spread at any time at its discretion without notifying the Participants. As described in Part III, Item 9, BIDS Trader provides messaging capabilities that allow for bi-lateral negotiation and executions resulting from AIOI messaging. Any resulting trades may execute at, within, or outside the NBBO as agreed to by both parties to the trade. Executions outside the NBBO would initiate an ISO. (See Part III, Items 9 and 23.)

Tradeable Price The BIDS ATS makes all pricing determinations with reference to the NBBO calculated in accordance with the description in Part III, Item 23 below. In a single transaction, using the NBBO at the time and the Firm order and Conditional requirements, Firm orders and Conditionals considered for automatching and/or invitation are affixed a “tradeable price” for the scope of that transaction. To establish the tradeable price, the BIDS ATS reviews the pricing terms (limit price, if present, Price Protection (i.e., peg type), and peg offset) of the Firm order or Conditional and determines the most aggressive price (i.e., the highest price for buy Firm orders and Conditionals and the lowest price for sell Firm orders and Conditionals) at which it would trade. The resulting price is the tradeable price in the BIDS ATS. Price Determination and Price Improvement The BIDS ATS determines the trade price during the trading and invitation cycles as follows: 1. Calculate the two tradeable prices 2. Determine the candidate trade price (see below for “candidate trade price” discussion) 3. Validate the candidate trade price The BIDS ATS establishes the candidate trade price by determining the price at which two Firm orders or Conditionals can interact at that time. The candidate trade price is the price equal or closest to the NBBO midpoint that does not exceed the tradeable prices of the Firm orders, Conditionals, or AIOI involved. Once the candidate trade price is determined, the BIDS ATS then validates if this candidate trade price can be used at that time. To validate the candidate trade price, the BIDS ATS reviews for any restrictions, including regulatory restrictions, that would prevent a trade at that candidate trade price at that time. Pursuant to the validation process, the candidate trade price is unusable (and thus no trading/invitation will occur) if: 1. it is outside the current limit-up/limit-down (LULD) restriction – not applicable to AIOIs. 2. the sell Firm order, Conditional, or AIOI is a non-exempted short, a regulatory short sale restriction is in effect, and the candidate trade price is equal to the national best bid (NBB). 3. it is outside the current SIP NBBO, which can happen if the candidate trade price is calculated using the synthetic NBBO rather than the SIP NBBO. This check is not performed for an AIOI that can execute outside the NBBO. a. As discussed in Part III, Item 23 Market Data, the BIDS ATS uses a synthetic NBBO (so long as the data is available), but always validates the transaction price using the SIP NBBO.

Effective Time for Prioritization A Firm order or Conditional in the BIDS ATS is assigned an effective time by the BIDS ATS when it is accepted in the BIDS ATS. The BIDS ATS updates this effective time to the time of any cancel-and-replace action if the action involves a material change to the Firm order or Conditional. Material changes causing a new time stamp include changes to any price, volume, and short sale terms. Changes in short sale terms refers to short sale restrictions imposed by regulators pursuant to applicable rules and regulations. All timestamps are assigned by the BIDS ATS matching engine, using the system time when the events take place. Delaying Cancellation of IOCs As discussed in Part III, Item 7, Traders can designate a TIF on Firm orders, Conditionals, and AIOIs, and Firm orders and firm AIOIs can be designated as immediate or cancel (“IOC”). Automated Firm orders often are designated as IOC, which is effective for automatching but not meaningful in invitation interactions because an IOC Firm order needs to rest in the order book for at least a very brief time period (at least 1 millisecond) to allow any invited contra Conditional time to respond. Without this time period, an IOC Firm order would be limited to interacting only with Firm orders. To facilitate interactions with Conditionals, instead of requiring automated Traders to change their implementations and give up using IOCs on Firm orders, an automated Trader may opt in and allow the BIDS ATS to delay canceling its IOC Firm orders for a duration specified by the Trader. BIDS does not restrict the duration of any delay specified by a Trader; however, the duration is typically tens to hundreds of milliseconds. By opting in for this delay, the IOC Firm order has the rest-on-book time for an invited contra-party to firm-up. The automated Trader may choose to apply such a delay only to firm-up IOCs in response to invitations, or to all its IOC Firm orders. BIDS Trader has no function allowing submission of IOCs or delayed IOCs. The option to delay cancellation is not available for firm AIOIs designated with an IOC TIF. Optional Gateway Rejection of IOCs By default, IOCs enter the BIDS ATS order book and are immediately canceled if there is no matchable trading interest (unless they are delayed as described above). Participants have the option to have IOCs rejected at the gateway described above in Part III, Item 5, before entering the BIDS ATS order book, if there is no matchable contra trading interest in the BIDS ATS order book. The matching engine provides the gateway real-time information, only on the symbols resting in the order book, which allows the gateway to identify whether there is matchable contra trading interest to the IOC in the order book. Intra-firm Priority The BIDS ATS allows Subscribers to give priority to contra-parties from that Subscriber, subject to the BIDS ATS restrictions preventing wash trades. If enabled and the aggressive Firm order or Conditional is from such a Participant, then the passive Firm orders and Conditionals will be sorted in a way preferencing those from the same source: first by tradeable price, then those from the identified source over others, then by volume, then by effective time (i.e., price/source/volume/time priority). Intra-firm Priority can be set up for Firm orders or Conditionals sent to the general BIDS ATS, or for orders sent to a Hosted Pool. Hosted Pools Hosted Pools, discussed in Part III, Item 14, can be set up as a business arrangement with certain Subscribers and are only available to the Subscribers that set them up. Firm orders and Conditionals from this group of one or more Subscribers can be designated to belong to the Hosted Pool and only interact with Firm orders and Conditionals in the same pool. The matching and trading rules and logic in a Hosted Pool are the same as in the BIDS ATS. Subscriber Risk Management and Controls All Subscribers to the BIDS ATS are registered broker-dealers and are subject to the SEC’s Market Access Rule (Rule 15c3-5 under the Securities Exchange Act of 1934). The BIDS ATS provides Sponsors with tools and functionality that they may use to assist them in complying with these obligations. This includes providing administrative access to Sponsors to allow them to set and manage risk limits for their Sponsored Firms, as well as the ability to suspend sponsorship for specific or all customers or restrict certain types of trades (e.g., short sales). The BIDS ATS will not allow a trade by a Sponsored Firm if it would breach the limit imposed by the Sponsor. Upon request of a Sponsor, the BIDS ATS can configure email alerts to the Sponsor to be sent when risk limits or some high watermarks are exceeded by a Sponsored Firm. If a Firm order or Conditional from a BIDS Trader User exceeds the Sponsor’s risk limit, the BIDS Trader server facility will reduce the size of the Firm order or Conditional to within the permitted limit (so long as the amount is above any minimum volume requirements from the Trader). Treatment of Partially Traded Orders Pursuant to voluntary preference settings, a Trader may direct the BIDS ATS on how to handle any remaining volume that is below its minimum volume requirement but not down to an odd-lot. The remaining volume may be cancelled back, left in the BIDS ATS as an All-or-None order, or processed through the Overtime function. Where the remaining volume is an odd-lot: 1. For BIDS Trader Users, BIDS fills the remaining odd-lot volume automatically at the execution price by the BIDS Trader User. 2. For Sponsored Firms not using BIDS Trader, they can choose between having BIDS fill the odd-lot automatically as for Sponsored Firms using BIDS Trader, or have the BIDS ATS cancel back the odd-lot. 3. For Subscribers, their odd-lots are always cancelled back.

Overtime Pursuant to voluntary preference settings, a BIDS Trader User may elect the Overtime function on Firm orders, on an order-by-order basis, upon receipt of an invitation and before firming up. If a BIDS Trader User executes a trade from a Firm order for which it has elected the Overtime function, and the quantity executed on the trade is less than the quantity on the Firm order (an “Overtime Trade”), then the remaining quantity (an “Overtime Order”) may execute against orders in the BIDS ATS in amounts less than the BIDS Trader User’s minimum volume. An Overtime Order retains the time stamp of the corresponding Overtime Trade, and it will remain in effect pursuant to voluntary preference settings for limit price, minimum volume, and time-in-force made by the BIDS Trader User in electing the Overtime function. Clean Up BIDS Trader Users also have the option of using “clean up” to work remaining volumes, which involves directing BIDS to route the remaining volume to a specified third party trading venue with which the BIDS ATS has connected. Self-crossing Rules The BIDS ATS prevents certain Firm orders or Conditionals from interacting with Firm orders and Conditionals submitted by the same Participant (“self-crossing”). For example, a Sponsored Firm is prevented from matching with itself as a counterparty. In addition, a Subscriber cannot interact with itself if either of the opposing Firm orders or Conditionals are entered with a principal capacity. At the request of a Participant, the BIDS ATS can also prevent a Participant from “self-crossing” with an affiliated Participant, by setting up an explicit block for the pair. The block may apply to all Firm orders and Conditionals of the affiliated Participant, or limited to a specific capacity (i.e., principal or agency). Execution Errors BIDS may, at the request of a Participant or on its own initiative, determine to review any transaction on the BIDS ATS to assess whether it was “clearly erroneous” (i.e., there is an obvious error in any term, such as price, quantity, or identification of the security or a technical issue is identified). If BIDS determines a transaction was clearly erroneous, it may cancel (bust) the cross trade or cancel one side of the cross trade. If BIDS cancels one side of a cross trade, it takes the contra side position of the order in a principal capacity and fills the trade on the BIDS ATS at the execution price of the cross trade. BIDS then covers that position in its error account as soon as is practicable by submitting via FIX Protocol an offsetting order to BOFA, BIDS’ clearing agent. Therefore, the trades to cover the position will both be executed and cleared by BOFA.

Allocations The BIDS ATS does not perform any trade allocations.